First Trust Dorsey Wright DALI 1 ETF (DALI)
Portfolio of Investments
March 31, 2021 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS (a) – 100.0%
	Capital Markets – 100.0%
170,907	First Trust Consumer Discretionary AlphaDEX® Fund	$9,946,787
176,264	First Trust Industrials/Producer Durables AlphaDEX® Fund	9,985,356
123,150	First Trust Large Cap Growth AlphaDEX® Fund	12,025,967
304,750	First Trust Nasdaq Transportation ETF	10,038,099
63,198	First Trust NASDAQ-100-Technology Sector Index Fund	9,113,152
177,400	First Trust Small Cap Growth AlphaDEX® Fund	12,359,458
78,745	First Trust Technology AlphaDEX® Fund	8,947,794
	Total Investments – 100.0%	72,416,613
	(Cost $64,621,815) (b)
	Net Other Assets and Liabilities – 0.0%	7,933
	Net Assets – 100.0%	$72,424,546

(a)	Represents investments in affiliated funds.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $7,794,798 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $0. The net unrealized appreciation was $7,794,798.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows:
	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 72,416,613	$ 72,416,613	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright DALI 1 ETF (DALI)
Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at March 31, 2021, and for the fiscal year-to-date period (January 1, 2021 to March 31, 2021) are as follows:
Security Name	Shares at 3/31/2021	Value at 12/31/2020	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 3/31/2021	Dividend Income
First Trust Consumer Discretionary AlphaDEX® Fund	170,907	$ 7,724,500	$ 1,054,583	$ (6,115)	$ 1,173,660	$ 159	$ 9,946,787	$ 7,682
First Trust Dow Jones Internet Index Fund	—	7,415,741	266,161	(8,079,601)	(135,310)	533,009	—	—
First Trust Industrials/Producer Durables AlphaDEX® Fund	176,264	—	9,226,250	(5,932)	764,958	80	9,985,356	11,096
First Trust Large Cap Growth AlphaDEX® Fund	123,150	10,315,257	1,624,728	(7,609)	93,841	(250)	12,025,967	—
First Trust Nasdaq Transportation ETF	304,750	7,776,024	842,106	(5,959)	1,425,882	46	10,038,099	—
First Trust NASDAQ-100-Technology Sector Index Fund	63,198	7,847,346	905,945	(5,638)	365,682	(183)	9,113,152	435
First Trust Small Cap Growth AlphaDEX® Fund	177,400	11,375,542	1,030,708	(1,582,103)	1,384,096	151,215	12,359,458	—
First Trust Technology AlphaDEX® Fund	78,745	8,391,420	735,579	(334,117)	144,905	10,007	8,947,794	—
		$60,845,830	$15,686,060	$(10,027,074)	$5,217,714	$694,083	$72,416,613	$19,213

Additional Information
First Trust Dorsey Wright DALI 1 ETF (DALI)
March 31, 2021 (Unaudited)
Licensing Information
Nasdaq® and Nasdaq Dorsey Wright DALI 1 Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.